Fair Value of Financial Assets and Liabilities (Details)	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)
Disclosure Of Redesignated Financial Assets And Liabilities Text Block Abstract
Currency swaps agreements amount		$ 132,000,000		$ 132,000,000
Weighted average rate		2.97%	2.97%
Hedging instruments for senior notes		$ 131,612,000
Unrealized gain (loss) (in Nuevos Soles) | S/	S/ 3,838,000		S/ 20,836,000
Underlying relationship amounts		$ 388,000		$ 388,000
Profit or loss of change on fair value amounts (in Nuevos Soles) | S/	S/ 59,000		589,000
Nominal amount					$ 18,000,000
Profit or loss of the change on fair value amounts (in Nuevos Soles) | S/			S/ 1,569,000